RELATED PARTY TRANSACTIONS - Summary of Balances Due from Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Related party receivables	$ 3,990	$ 1,990
Capesize Chartering Ltd [Member]
Related Party Transaction [Line Items]
Related party receivables	6	0
Frontline Ltd [Member]
Related Party Transaction [Line Items]
Related party receivables	3,192	1,095
United Freight Carriers [Member]
Related Party Transaction [Line Items]
Related party receivables	163	0
Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Related party receivables	91	60
Seatankers Management Co, Ltd [Member]
Related Party Transaction [Line Items]
Related party receivables	538	825
Golden Opus Inc. [Member]
Related Party Transaction [Line Items]
Related party receivables	$ 0	$ 10